Quarterly Holdings Report
for
Fidelity Advisor Freedom® Retirement Fund
June 30, 2026
AFF-NPRT1-0826
1.818360.121
Bond Funds - 58.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,613,336	46,133,363
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	12,394	94,941
Fidelity Series Emerging Markets Debt Fund (b)	138,499	1,200,786
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	30,955	298,714
Fidelity Series Floating Rate High Income Fund (b)	23,341	202,367
Fidelity Series High Income Fund (b)	132,300	1,182,767
Fidelity Series International Credit Fund (b)	32,395	275,680
Fidelity Series International Developed Markets Bond Index Fund (b)	1,212,340	10,353,385
Fidelity Series Investment Grade Bond Fund (b)	6,640,138	66,866,187
Fidelity Series Long-Term Treasury Bond Index Fund (b)	736,789	3,927,085
Fidelity Series Real Estate Income Fund (b)	20,670	209,176
TOTAL BOND FUNDS (Cost $135,433,520)		130,744,451

Domestic Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	306,600	5,573,988
Fidelity Advisor Series Growth Opportunities Fund (b)	189,709	3,955,440
Fidelity Series All-Sector Equity Fund (b)	178,956	2,711,190
Fidelity Series Commodity Strategy Fund (b)	37,933	4,066,762
Fidelity Series Intrinsic Opportunities Fund (b)	62,949	761,687
Fidelity Series Large Cap Stock Fund (b)	255,429	7,540,276
Fidelity Series Large Cap Value Index Fund (b)	33,584	711,309
Fidelity Series Opportunistic Insights Fund (b)	168,454	4,792,518
Fidelity Series Small Cap Core Fund (b)	12,087	196,285
Fidelity Series Small Cap Discovery Fund (b)	46,320	609,567
Fidelity Series Small Cap Opportunities Fund (b)	58,557	1,183,442
Fidelity Series Stock Selector Large Cap Value Fund (b)	279,113	4,317,876
Fidelity Series Value Discovery Fund (b)	231,614	4,321,926
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,421,891)		40,742,266

International Equity Funds - 16.0%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	192,204	4,020,906
Fidelity Series Emerging Markets Fund (b)	174,507	2,662,976
Fidelity Series Emerging Markets Opportunities Fund (b)	335,562	10,784,958
Fidelity Series International Growth Fund (b)	252,024	5,436,152
Fidelity Series International Small Cap Fund (b)	93,711	1,772,069
Fidelity Series International Value Fund (b)	319,508	5,348,561
Fidelity Series Overseas Fund (b)	333,232	5,395,023
Fidelity Series Select International Small Cap Fund (b)	11,360	175,732
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,877,871)		35,596,377

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $3,071,962)	311,185	3,102,514

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63	50,000	49,995
US Treasury Bills 0% 7/23/2026 (d)	3.63	310,000	309,320
US Treasury Bills 0% 7/30/2026 (d)	3.62	180,000	179,479
US Treasury Bills 0% 9/10/2026 (d)	3.66	20,000	19,855
US Treasury Bills 0% 9/17/2026 (d)	3.70	50,000	49,605
TOTAL U.S. TREASURY OBLIGATIONS (Cost $608,254)			608,254

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	248,984	249,033
Fidelity Series Government Money Market Fund (b)(f)	3.73	11,030,481	11,030,481
TOTAL MONEY MARKET FUNDS (Cost $11,279,514)			11,279,514

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $198,693,012)	222,073,376
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(165,972)
NET ASSETS - 100.0%	221,907,404

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	95	9/2026	10,666,719	85,583
CBOT US Treasury Long Bond Contracts (United States)	10	9/2026	1,130,625	27,168
ICE MSCI EAFE Index Contracts (United States)	5	9/2026	786,325	3,663
TOTAL LONG				116,414
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(6)	9/2026	(913,680)	(28,502)
CME E-Mini S&P 500 Index Contracts (United States)	(11)	9/2026	(4,151,538)	(49,295)
TOTAL SHORT				(77,797)
TOTAL FUTURES CONTRACTS				38,617

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $608,254.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	502,307	950,370	1,203,643	1,740	(1)	-	249,033	248,984	0.0%
Total	502,307	950,370	1,203,643	1,740	(1)	-	249,033

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	4,661,120	520,951	523,927	-	21,719	894,125	5,573,988	306,600
Fidelity Advisor Series Growth Opportunities Fund	3,290,876	302,425	594,872	-	45,397	911,614	3,955,440	189,709
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	42,948,475	4,676,749	1,744,226	25,925	12,485	239,880	46,133,363	4,613,336
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	92,563	6,612	5,192	49	(221)	1,179	94,941	12,394
Fidelity Series All-Sector Equity Fund	2,142,245	281,162	94,885	-	6,207	376,461	2,711,190	178,956
Fidelity Series Canada Fund	3,675,036	410,489	158,095	-	10,886	82,590	4,020,906	192,204
Fidelity Series Commodity Strategy Fund	3,761,717	1,303,206	801,751	-	(20,803)	(175,607)	4,066,762	37,933
Fidelity Series Emerging Markets Debt Fund	1,132,668	76,776	48,976	16,609	(387)	40,705	1,200,786	138,499
Fidelity Series Emerging Markets Debt Local Currency Fund	285,859	15,315	12,467	-	(165)	10,172	298,714	30,955
Fidelity Series Emerging Markets Fund	1,954,157	399,259	112,833	-	6,481	415,912	2,662,976	174,507
Fidelity Series Emerging Markets Opportunities Fund	8,112,143	1,380,951	681,022	-	41,541	1,931,345	10,784,958	335,562
Fidelity Series Floating Rate High Income Fund	196,453	14,557	8,841	3,618	(93)	291	202,367	23,341
Fidelity Series Government Money Market Fund	11,560,002	2,178,283	2,707,804	110,939	-	-	11,030,481	11,030,481
Fidelity Series High Income Fund	1,135,362	77,650	48,135	18,576	9	17,881	1,182,767	132,300
Fidelity Series International Credit Fund	271,663	2,323	1,232	2,323	120	2,806	275,680	32,395
Fidelity Series International Developed Markets Bond Index Fund	9,854,192	840,819	428,302	82,603	(11,117)	97,793	10,353,385	1,212,340
Fidelity Series International Growth Fund	4,925,848	333,283	551,002	-	11,503	716,520	5,436,152	252,024
Fidelity Series International Small Cap Fund	2,042,161	-	439,630	-	97,751	71,787	1,772,069	93,711
Fidelity Series International Value Fund	4,935,632	532,343	409,519	-	10,156	279,949	5,348,561	319,508
Fidelity Series Intrinsic Opportunities Fund	682,410	20,138	29,339	-	529	87,949	761,687	62,949
Fidelity Series Investment Grade Bond Fund	69,282,687	3,995,587	6,134,745	732,108	10,596	(287,938)	66,866,187	6,640,138
Fidelity Series Large Cap Stock Fund	6,353,188	673,980	275,984	-	18,828	770,264	7,540,276	255,429
Fidelity Series Large Cap Value Index Fund	596,928	57,441	25,997	-	1,535	81,402	711,309	33,584
Fidelity Series Long-Term Treasury Bond Index Fund	3,546,931	926,711	542,955	33,805	(159,587)	155,985	3,927,085	736,789
Fidelity Series Opportunistic Insights Fund	3,984,204	368,694	212,293	-	17,781	634,132	4,792,518	168,454
Fidelity Series Overseas Fund	4,939,352	399,817	493,572	-	10,041	539,385	5,395,023	333,232
Fidelity Series Real Estate Income Fund	203,036	12,813	8,882	1,873	97	2,112	209,176	20,670
Fidelity Series Select International Small Cap Fund	170,078	626	10,129	-	1,790	13,367	175,732	11,360
Fidelity Series Short-Term Credit Fund	3,912,716	192,622	993,493	36,951	7,155	(16,486)	3,102,514	311,185
Fidelity Series Small Cap Core Fund	146,136	31,559	7,259	5,899	537	25,312	196,285	12,087
Fidelity Series Small Cap Discovery Fund	492,268	38,362	29,787	6,163	1,567	107,157	609,567	46,320
Fidelity Series Small Cap Opportunities Fund	1,033,476	31,472	74,305	-	6,960	185,839	1,183,442	58,557
Fidelity Series Stock Selector Large Cap Value Fund	3,606,989	507,892	157,189	-	5,288	354,896	4,317,876	279,113
Fidelity Series Value Discovery Fund	3,605,294	472,236	157,160	-	6,200	395,356	4,321,926	231,614
	209,533,865	21,083,103	18,525,800	1,077,441	160,786	8,964,135	221,216,089

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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